Average Annual Total Returns - A C I Shares - JPMorgan US Equity Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	26.41%	16.04%	14.19%	24.37%	13.70%	12.23%	16.80%	12.31%	11.23%	19.45%	14.55%	13.33%	24.45%	15.19%	13.49%	18.40%	15.22%	13.88%